9. Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for loan losses	$ 2,276	$ 1,535
Accrued retirement expense	1,190	1,150
Restricted stock	190	217
Accrued bonuses	0	265
Interest income on nonaccrual loans	1	2
Lease liability	798	838
Total gross deferred tax assets	4,455	4,007
Deferred tax liabilities:
Deferred loan fees	284	343
Accumulated depreciation	873	873
Prepaid expenses	5	7
ROU Asset	787	832
Other	41	47
Unrealized gain on available for sale securities	1,611	1,087
Total gross deferred tax liabilities	3,601	3,189
Net deferred tax asset	$ 854	$ 818